OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT LIABILITIES
Schedule of other non-current liabilities

	As of December 31,
	2018	2019
ADR Reimbursement (note)	8,135	5,936